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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-22819

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                              Virtus ETF Trust II
              (exact name of registrant as specified in charter)

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                 1540 Broadway, Suite 1610, New York, NY 10036
                   (Address of principal executive offices)

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                              Virtus ETF Trust II
 c/o Corporation Service Company, 251 Little Falls Drive, Wilmington, DE 19808
                    (Name and Address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: 212-593-4383

                       Date of Fiscal Year End: July 31

               Date of Reporting Period: 07/01/2019 - 06/30/2030

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23078
Reporting Period: 07/01/2019 - 06/30/2020
Virtus ETF Trust II









====================== Virtus Newfleet Dynamic Credit ETF ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========================= Virtus Seix Senior Loan ETF ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus ETF Trust II

By:  /s/ William Smalley
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William Smalley, President

Date: August 10, 2020